Convertible Preferred Stock Warrants - Fair Value of Convertible Preferred Stock Warrant Liability (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Nov. 18, 2014
Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected dividend yield	0.00%
IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected dividend yield		0.00%
Stock Price		$ 4
Minimum [Member] | Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	38.00%
Expected Term (years)	9 months
Risk-free rate	0.12%
Minimum [Member] | IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		61.00%
Expected Term (years)		4 years 6 months
Risk-free rate		1.50%
Exercise Price		$ 4.87
Maximum [Member] | Convertible preferred stock warrant liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	47.00%
Expected Term (years)	2 years
Risk-free rate	0.38%
Maximum [Member] | IPO [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		71.20%
Expected Term (years)		7 years 6 months
Risk-free rate		2.09%
Exercise Price		$ 21.60